Exhibit 1

GS Mortgage Securities Corporation Trust 2019-SMP

Commercial Mortgage Pass-Through Certificates, Series 2019-SMP

Report To:

GS Mortgage Securities Corporation II

Goldman Sachs Bank USA

Goldman Sachs & Co. LLC

Goldman Sachs Mortgage Company

3 September 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs Bank USA Goldman Sachs & Co. LLC Goldman Sachs Mortgage Company 200 West Street New York, New York 10282

Re:	GS Mortgage Securities Corporation Trust 2019-SMP (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2019-SMP (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) with respect to the Mortgage Loan (as defined in Attachment A) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular relating to the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 September 2019

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of one promissory note issued by four Delaware limited partnerships (each a “Borrower” and collectively, the “Borrowers”), evidencing a two-year, interest-only floating rate loan, subject to three consecutive one-year extension options (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first mortgage liens on the Borrowers’ fee and leasehold interests in four full service hospitality properties located in three states (each a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of 9 September 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes to Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Attachment A Page 2 of 5

3. (continued)

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date,
b.	Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Term To Maturity (Mos.) and
ii.	Fully Extended Original Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the fully extended amortization term of the Mortgage Loan (the “Fully Extended Amortization Term”),
d.	Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Mos.)”) and
e.	Use the “Original Balance ($),”as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Fully Extended Original Term and
d.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Fully Extended Remaining Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Margin,
b.	LIBOR Floor and
c.	LIBOR Rounding Methodology,

as shown on the Final Data File, and a LIBOR assumption of 2.14000% that was provided by the Depositor, we recalculated the “Mortgage Loan Rate (%)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Margin and
b.	LIBOR Strike Cap,

as shown on the Final Data File, we recalculated the “Trust Interest Rate (At LIBOR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%),
c.	Trust Interest Rate (At LIBOR Cap) and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Trust Monthly Payment ($),
ii.	Trust Annual Debt Service ($) and
iii.	Trust Annual Debt Service at LIBOR Cap ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Monthly Payment ($)” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 4 of 5

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service ($)” of the Mortgage Loan as twelve (12) times the “Trust Monthly Payment” of the Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service at LIBOR Cap ($)” of the Mortgage Loan as the product of:

a.	1/12th the product, rounded to two decimal places, of:
i.	The “Original Balance ($),” as shown on the Final Data File,
ii.	The “Trust Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and
iii.	365/360 and

b.	12.

11.	Using the:
a.	Trust Annual Debt Service ($),
b.	Trust Annual Debt Service at LIBOR Cap ($),
c.	Underwritten Net Operating Income ($),
d.	Underwritten Net Cash Flow ($),
e.	Cut-off Date Balance ($),
f.	Allocated Loan Amount ($),
g.	Appraised Value ($) and
h.	Keys,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Trust NCF DSCR at LIBOR Cap,
iv.	Underwritten NOI Debt Yield,
v.	Underwritten NCF Debt Yield,
vi.	% of Initial Pool Balance,
vii.	Trust Loan Cut-off Date LTV Ratio (%) and
viii.	Loan Per Unit ($)

of the Mortgage Loan and, with respect to item vi above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x)” and “Trust NCF DSCR at LIBOR Cap” to two decimal places and the “Underwritten NOI Debt Yield,” “Underwritten NCF Debt Yield” and “Trust Loan Cut-off Date LTV Ratio (%)” to the nearest 1/10th of one percent.

Attachment A Page 5 of 5

12.	Using the:
a.	Balloon Balance ($) and
b.	As-Stabilized Appraised Value ($),

as shown on the Final Data File, we recalculated the “Mortgage Loan LTV Ratio at Maturity (%)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “Mortgage Loan LTV Ratio at Maturity (%)” to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Promissory Note	9 August 2019

Mortgage Loan Agreement	9 August 2019

Interest Rate Cap Agreement	9 August 2019

Cash Management Agreement	9 August 2019

Closing Statement	9 August 2019

Deposit Account Control Agreements	9 August 2019

Guaranty Agreement	9 August 2019

Environmental Indemnity Agreement	9 August 2019

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	13 August 2019

Engineering Reports	Various

Seismic Report	7 August 2019

Underwriter’s Summary Report	7 August 2019

Phase I Environmental Reports	Various

Insurance Review Document	8 August 2019

Pro Forma Title Policies	Not Dated

USPS Internet Site (www.usps.gov)	Not Applicable

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

STR Reports	Various

Hotel Management Agreement Summaries (see Note 1)	13 May 2019

Franchise Agreement	4 January 2018

Franchise Agreement Key Terms Document	3 May 2019

Ground Lease Agreement (see Note 2)	12 May 1986

Ground Lease Agreement Amendments (see Note 2)	Various

Ground Lease Rent Adjustment Document (see Note 2)	4 February 2019

Ground Lease Estoppel (see Note 2)	1 August 2019

Zoning Reports	Various

Notes:

1.	The indicated provided Source Document(s) are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

2.	The indicated Source Document(s) are referred to collectively as the “Ground Lease Agreements.”

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
Zip Code	USPS Internet Site (www.usps.gov)
Year Built	Appraisal Report
Year Renovated	Appraisal Report
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Flood Zone	Engineering Report
Keys	Underwriter’s Summary Report
Property Manager	Mortgage Loan Agreement
Hotel Franchise Flag	Franchise Agreement or Hotel Management Agreement Summary
Franchise Agreement Expiration	Franchise Agreement or Hotel Management Agreement Summary
Hotel Management Agreement Expiration	Franchise Agreement or Hotel Management Agreement Summary

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 2)	Appraisal Report or Portfolio Appraisal Report
Appraisal Date (see Note 2)	Appraisal Report or Portfolio Appraisal Report
As-Stabilized Appraised Value ($)	Appraisal Report
As-Stabilized Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Seismic Report Date (see Note 3)	Seismic Report
PML or SEL (%) (see Note 3)	Seismic Report
Earthquake Insurance Required (Y/N) (see Note 4)	Engineering Report and Mortgage Loan Agreement
Blanket Insurance Policy (Y/N)	Insurance Review Document

Exhibit 2 to Attachment A

Hotel Operating Information:

Characteristic	Source Document(s)

2016 Occupancy	Underwriter’s Summary Report
2017 Occupancy	Underwriter’s Summary Report
2018 Occupancy	Underwriter’s Summary Report
TTM June 2019 Occupancy	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
2016 Average Daily Key Rate ($)	Underwriter’s Summary Report
2017 Average Daily Key Rate ($)	Underwriter’s Summary Report
2018 Average Daily Key Rate ($)	Underwriter’s Summary Report
TTM June 2019 Average Daily Key Rate ($)	Underwriter’s Summary Report
UW Average Daily Key Rate ($)	Underwriter’s Summary Report
2016 Daily RevPAR ($)	Underwriter’s Summary Report
2017 Daily RevPAR ($)	Underwriter’s Summary Report
2018 Daily RevPAR ($)	Underwriter’s Summary Report
TTM June 2019 Daily RevPAR ($)	Underwriter’s Summary Report
UW Daily RevPAR ($)	Underwriter’s Summary Report

Underwriting Information: (see Note 5)

Characteristic	Source Document(s)

2016 EGI Date	Underwriter’s Summary Report
2016 EGI ($)	Underwriter’s Summary Report
2016 Expenses ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
2016 FF&E Reserves $	Underwriter’s Summary Report
2016 NCF ($)	Underwriter’s Summary Report
2017 EGI Date	Underwriter’s Summary Report
2017 EGI ($)	Underwriter’s Summary Report
2017 Expenses ($)	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
2017 FF&E Reserves $	Underwriter’s Summary Report
2017 NCF ($)	Underwriter’s Summary Report
2018 EGI Date	Underwriter’s Summary Report
2018 EGI ($)	Underwriter’s Summary Report
2018 Expenses ($)	Underwriter’s Summary Report
2018 NOI ($)	Underwriter’s Summary Report
2018 FF&E Reserves $	Underwriter’s Summary Report
2018 NCF ($)	Underwriter’s Summary Report
Most Recent Date (if past 2018)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2018) ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Most Recent Expenses (if past 2018) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2018) ($)	Underwriter’s Summary Report
Most Recent FF&E Reserve (if past 2018) $	Underwriter’s Summary Report
Most Recent NCF (if past 2018) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Other Reserve ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($)	Mortgage Loan Agreement
Replacement Reserve Caps ($)	Mortgage Loan Agreement
Ongoing TI/LC Reserve ($)	Mortgage Loan Agreement
TI/LC Caps ($)	Mortgage Loan Agreement
Ongoing Environmental Reserve ($)	Mortgage Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Ongoing Debt Service Reserve ($)	Mortgage Loan Agreement
Ongoing RE Tax Reserve ($)	Mortgage Loan Agreement
Ongoing Insurance Reserve ($)	Mortgage Loan Agreement
Ongoing Other Reserve ($)	Mortgage Loan Agreement
Other Reserve Description	Mortgage Loan Agreement
Upfront Replacement Reserve ($)	Closing Statement
Upfront TI/LC Reserve ($)	Closing Statement
Upfront Environmental Reserve ($)	Closing Statement
Upfront Deferred Maintenance Reserve ($)	Closing Statement
Upfront Debt Service Reserve ($)	Closing Statement
Upfront RE Tax Reserve ($)	Closing Statement
Upfront Insurance Reserve ($)	Closing Statement
Upfront Other Reserve ($)	Closing Statement

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Originator	Mortgage Loan Agreement
Originator Entity Type	Mortgage Loan Agreement
Origination Date	Mortgage Loan Agreement
Original Balance ($)	Mortgage Loan Agreement
Allocated Loan Amount ($)	Mortgage Loan Agreement
Due Date	Mortgage Loan Agreement
First Due Date (see Note 6)	Mortgage Loan Agreement
Last IO Due Date	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Extension Options (Y/N)	Mortgage Loan Agreement
Extension Options (#/Mos)	Mortgage Loan Agreement
Extension Spread Increase Description	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Exit Fee	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
Grace Period - Late Fee	Mortgage Loan Agreement
Grace Period – Default	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Interest Accrual Method	Mortgage Loan Agreement
Interest Accrual Period	Mortgage Loan Agreement
Mortgage Loan Index	Mortgage Loan Agreement
Float Rate Change Frequency (Mos)	Mortgage Loan Agreement
LIBOR Rounding Methodology	Mortgage Loan Agreement
LIBOR Lookback Days	Mortgage Loan Agreement
LIBOR Floor	Mortgage Loan Agreement
LIBOR Strike Cap	Interest Rate Cap Agreement
LIBOR Cap After Extension	Mortgage Loan Agreement
LIBOR Cap Expiration	Interest Rate Cap Agreement
LIBOR Cap Counterparty	Interest Rate Cap Agreement
LIBOR Cap Counterparty Rating (S&P / MIS / FITCH)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Margin	Mortgage Loan Agreement
Lockout Period	Mortgage Loan Agreement
Prepayment Begin Date (see Note 7)	Mortgage Loan Agreement
Prepayment End Date (see Note 8)	Mortgage Loan Agreement
Open Period Begin Date (see Note 9)	Mortgage Loan Agreement
Open Period (Payments) (see Note 10)	Mortgage Loan Agreement
Prepayment Type	Mortgage Loan Agreement
Prepayment Provision	Mortgage Loan Agreement
Release Provisions (Y/N)	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Partially Prepayable without Penalty	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Day of Month Prepayment Permitted	Mortgage Loan Agreement
Lockbox (see Note 11)	Mortgage Loan Agreement
Cash Management (see Note 12)	Mortgage Loan Agreement
Cash Management Triggers	Mortgage Loan Agreement
DSCR at Trigger Level	Mortgage Loan Agreement
Due on Sale	Mortgage Loan Agreement
Due on Encumbrance	Mortgage Loan Agreement
Future Debt Allowed?	Mortgage Loan Agreement
Mortgage Assumable?	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Terrorism Insurance Required (Y/N)	Mortgage Loan Agreement
Lien Position	Pro Forma Title Policy
Ownership Interest	Pro Forma Title Policy
Condominium Present?	Mortgage Loan Agreement
Loan Purpose	Closing Statement
Borrower Name	Mortgage Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Guaranty Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement
Tenant In Common (Y/N)	Mortgage Loan Agreement
Ground Lease (Y/N)	Pro Forma Title Policy
Annual Ground Lease Payment ($)	Ground Lease Rent Adjustment Document
Ground Lease Expiration Date	Ground Lease Agreements
Ground Lease Extension (Y/N)	Ground Lease Agreements
# of Ground Lease Extensions Options	Ground Lease Agreements
Ground Lease Expiration Date after all Extensions	Ground Lease Agreements

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristics for the Mortgage Loan, the Depositor instructed us to use the $288,200,000 “Hypothetical As Is Portfolio Market Value” appraised value and “7/1/2019” appraisal date, respectively, both as shown in the portfolio appraisal report Source Document. For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristics for each Property, the Depositor instructed us to use the individual “as is” appraised value and appraisal date for each Property, respectively, both as shown in the applicable appraisal report Source Document, even though the sum of the individual “as is” appraised values of the Properties does not equal the $288,200,000 “Appraised Value ($)” that is shown on the Preliminary Data File for the Mortgage Loan.

3.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for Properties where we received a seismic report Source Document. For each Property on the Preliminary Data File where we did not receive a seismic report Source Document, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

4.	The mortgage loan agreement Source Document indicates that earthquake insurance is required for any Property located in seismic zone 3 or 4. For the purpose of comparing the “Earthquake Insurance Required (Y/N)” characteristic for each Property on the Preliminary Data File, the Depositor instructed us to use “Yes” if the related engineering report Source Document indicates that the Property is located in seismic zone 3 or 4. For each Property on the Preliminary Data File where the engineering report Source Document does not indicate that the related Property is located in seismic zone 3 or 4, the Depositor instructed us to use “No” for the “Earthquake Insurance Required (Y/N)” characteristic.

5.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

6.	For the purpose of comparing the “First Due Date” characteristic, the Depositor instructed us to assume that the “First Due Date” is the “Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

7.	For the purpose of comparing the “Prepayment Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the spread maintenance period of the prepayment string and to ignore any freely prepayable portion of the Mortgage Loan, all as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

8.	For the purpose of comparing the “Prepayment End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string and to ignore any freely prepayable portion of the Mortgage Loan, all as shown in the applicable Source Document(s).

9.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period of the prepayment string and to ignore any freely prepayable portion of the Mortgage Loan, all as shown in the applicable Source Document(s).

10.	For the purpose of comparing the “Open Period (Payments)” characteristic, the Depositor instructed us to use the open period of the prepayment string and to ignore any freely prepayable portion of the Mortgage Loan, all as shown in the applicable Source Document(s).

11.	For purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document(s) require the Borrowers to direct credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender.

12.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the Borrowers, and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Mortgage Loan Seller
Control Number
Property Name
Loan / Property Flag
Number of Properties
Environmental Phase II
Environmental Phase II Report Date
Single Tenant (Y/N)
Pari Passu Split (Y/N)
Cross-Collateralized (Y/N)
Crossed Group
Letter of Credit?
Letter of Credit Balance ($)
Letter of Credit Description
Related Group
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
Lockout Expiration Date
Administrative Fee Rate (%)
Environmental Insurance Required (Y/N)
First P&I Due Date
Sponsor
Other Subordinate Debt Balance ($)
Other Subordinate Debt Type
Prior Securitizations

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.